1
Nuveen International Value Fund
Portfolio of Investments March 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.1%
X –
COMMON STOCKS - 98 .1 % X 105,750,962
Automobiles & Components - 5.9%
1,298,567 Dowlais Group PLC $ 1,279,083
15,606 Hyundai Motor Co 1,833,594
12,730 (b) Toyota Motor Corp, Sponsored ADR 3,203,886
Total Automobiles & Components 6,316,563
Banks - 10.6%
729,353 Barclays PLC 1,690,382
257,187 ING Groep NV 4,234,141
146,178 Nordea Bank Abp 1,652,496
144,732 Oversea-Chinese Banking Corp Ltd 1,446,142
109,300 Sumitomo Mitsui Trust Holdings Inc 2,355,043
Total Banks 11,378,204
Capital Goods - 14.1%
123,794 Alstom SA 1,885,181
56,885 Komatsu Ltd 1,683,271
95,162 Mabuchi Motor Co Ltd 1,735,982
291,358 Melrose Industries PLC 2,473,890
123,900 Mitsubishi Electric Corp 2,073,954
16,961 Siemens AG 3,238,515
12,126 Thales SA 2,067,245
Total Capital Goods 15,158,038
Commercial & Professional Services - 3.5%
44,596 Adecco Group AG 1,764,320
12,806 Wolters Kluwer NV 2,005,289
Total Commercial & Professional Services 3,769,609
Consumer Discretionary Distribution & Retail - 0.7%
1,092,000 Topsports International Holdings Ltd, 144A 732,395
Total Consumer Discretionary Distribution & Retail 732,395
Consumer Durables & Apparel - 4.2%
2,420 Kering SA 958,521
43,964 Sekisui House Ltd 1,001,397
1,024,433 Taylor Wimpey PLC 1,771,110
40,800 Yamaha Corp 880,659
Total Consumer Durables & Apparel 4,611,687
Consumer Services - 3.0%
40,362 Accor SA 1,884,357
510,691 (c) Sands China Ltd 1,440,781
Total Consumer Services 3,325,138
Consumer Staples Distribution & Retail - 3.1%
87,300 Seven & i Holdings Co Ltd 1,272,474
538,043 Tesco PLC 2,015,225
Total Consumer Staples Distribution & Retail 3,287,699
Energy - 5.4%
52,013 Shell PLC, ADR 3,486,952
94,204 Technip Energies NV 2,383,097
Total Energy 5,870,049

Nuveen International Value Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)
2
Shares Description (a) Value
Financial Services - 4.8%
16,445 Groupe Bruxelles Lambert NV $ 1,243,211
125,310 UBS Group AG 3,849,523
Total Financial Services 5,092,734
Food, Beverage & Tobacco - 1.6%
17,880 Heineken NV 1,723,768
Total Food, Beverage & Tobacco 1,723,768
Health Care Equipment & Services - 1.2%
34,391 Fresenius Medical Care AG & Co KGaA 1,321,462
Total Health Care Equipment & Services 1,321,462
Insurance - 7.8%
6,096 Allianz SE 1,827,075
34,678 Axis Capital Holdings Ltd 2,254,764
28,257 NN Group NV 1,304,487
143,100 Sompo Holdings Inc 2,999,385
Total Insurance 8,385,711
Materials - 6.8%
26,807 Agnico Eagle Mines Ltd 1,599,037
61,654 Anglo American PLC 1,519,328
49,337 BHP Group Ltd 1,426,527
12,260 DSM-Firmenich AG 1,394,355
26,670 Nutrien Ltd 1,448,928
Total Materials 7,388,175
Media & Entertainment - 4.0%
10,088 (c) Baidu Inc, Sponsored ADR 1,062,064
28,694 Publicis Groupe SA 3,128,234
Total Media & Entertainment 4,190,298
Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
87,333 GSK PLC 1,875,072
25,148 Sanofi 2,446,509
30,100 Takeda Pharmaceutical Co Ltd 837,198
Total Pharmaceuticals, Biotechnology & Life Sciences 5,158,779
Real Estate Management & Development - 1.2%
204,254 City Developments Ltd 884,797
417,000 Hang Lung Properties Ltd 428,821
Total Real Estate Management & Development 1,313,618
Semiconductors & Semiconductor Equipment - 4.3%
45,857 AIXTRON SE 1,210,765
90,700 Rohm Co Ltd 1,454,718
87,000 Taiwan Semiconductor Manufacturing Co
Ltd
2,084,189
Total Semiconductors & Semiconductor Equipment 4,749,672
Software & Services - 3.7%
9,257 (c) Check Point Software Technologies Ltd 1,518,241
12,513 SAP SE 2,436,517
Total Software & Services 3,954,758
Technology Hardware & Equipment - 1.4%
69,000 FUJIFILM Holdings Corp 1,549,367
Total Technology Hardware & Equipment 1,549,367

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Shares Description (a) Value
Telecommunication Services - 1.4%
50,034 (b) Nippon Telegraph & Telephone Corp, ADR $ 1,487,681
Total Telecommunication Services 1,487,681
Transportation - 3.2%
44,612 DHL Group 1,922,661
79,800 Japan Airlines Co Ltd 1,515,219
Total Transportation 3,437,880
Utilities - 1.4%
114,864 National Grid PLC 1,547,677
Total Utilities 1,547,677
Total Common Stocks
(cost $72,660,437) 105,750,962
Total Long-Term Investments
(cost $72,660,437) 105,750,962
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.4%
4,775,064 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 4,775,064
Total Investments Purchased with Collateral from Securities Lending
(cost $4,775,064) 4,775,064
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.2%
X –
REPURCHASE AGREEMENTS - 1 .2 % X 1,275,000
$ 1,275 (f) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 1,275,000
Total Repurchase Agreements
(cost $1,275,000) 1,275,000
Total Short-Term Investments
(cost $1,275,000) 1,275,000
Total Investments (cost $ 78,710,501 ) - 103 .7% 111,801,026
Other Assets & Liabilities, Net -  (3.7)% (4,011,791)
Net Assets - 100% $ 107,789,235

Nuveen International Value Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)
4
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 18,423,395 $ 87,327,567 $ – $ 105,750,962
Investments Purchased with Collateral from
Securities Lending 4,775,064 – – 4,775,064
Short-Term Investments:
Repurchase Agreements – 1,275,000 – 1,275,000
Total
$ 23,198,459 $ 88,602,567 $ – $ 111,801,026
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,647,266.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $1,275,748 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 1.750% and maturity date 8/15/41, valued at $1,300,532.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt